Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related Party Transactions
Related Party Transactions

14.           Related Party Transactions

Balances with related parties consisting of members of the Board of Directors (no Company debt or warrants are held by the Company’s executive officers) for borrowings and warrants were as follows:

	As of
	June 30,	December 31,
	2015	2014
Debt held by related parties	$1,348,000	$1,350,000
Warrants held by related parties	9,391,457	4,265,009

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2015	2014	2015	2014
Interest paid to related parties	$3,945	$—	$3,945	$—
Related party interest expense	42,410	1,073,370	80,876	1,381,848

14.           Related Party Transactions

Balances with related parties consisting of members of the Board of Directors (collectively Affiliates) for borrowings and warrants were as follows:

	As of
	December 31,	December 31,
	2014	2013
Debt held by related parties	$1,350,000	$2,362,561
Warrants held by related parties	4,265,009	942

	Year Ended
	December 31,	December 31,
	2014	2013
Interest paid to related parties	$237,596	$125,000
Related party interest expense	$1,608,372	$120,687